Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended				60 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Mar. 30, 2024 $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 260,015		$ 301,771
Cash dividend declared per common share (USD per share) | $ / shares	$ 0.3470		$ 0.4340
Series A Shares
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 7,891		$ 6,194
Dividend declared per preferred share (CAD per share) | $ / shares		$ 1.644		$ 1.2905
Series D Shares
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 6,412		$ 5,091
Dividend declared per preferred share (CAD per share) | $ / shares		$ 1.6031		$ 1.2728	$ 1.2728